BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income	$ 13,493	$ 4,030	$ 16,238
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	28,928,060	31,103,703	35,173,562
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,291,746	1,064,659	605,292
Denominator for diluted earnings per share - adjusted weighted average number of shares	30,219,806	32,168,362	35,778,854